Acquisition - Additional Information (Detail) - USD ($) $ in Millions	Oct. 31, 2020	Dec. 31, 2020
Percentage of voting interests acquired		51.00%
Exclusive Technical Consulting And Service Agreements [Member]
Business acquisition, transaction costs	$ 168
First Closing Transaction [Member]
Percentage of equity interests on converted basis		48.87%
First Closing Transaction [Member] | Exclusive Technical Consulting And Service Agreements [Member]
Business acquisition, transaction costs	$ 143
Percentgae of exchange preferred shares	31.48%
Second Closing Transaction [Member]
Percentage of equity interests on converted basis		51.00%
Second Closing Transaction [Member] | Exclusive Technical Consulting And Service Agreements [Member]
Business acquisition, transaction costs	$ 25
Percentgae of exchange preferred shares	4.17%
Convertible Debt Securities [Member] | Exclusive Technical Consulting And Service Agreements [Member]
Business acquisition, right to purchase	$ 200